Disclosure of detailed information about trade and other payables (Details) - CAD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Statements Line Items
Payables on metals received from offtakes	$ 5,190	$ 3,710
Trade payables	217	411
Accrued interests on long-term debt	46	2,081
Other payables	5,246	7,038
Other accrued liabilities	1,033	2,070
Accounts payable and accrued liabilities	$ 11,732	$ 15,310